Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.5%)
	Royal Gold Inc.	1,095,664	278,836
	Carpenter Technology Corp.	611,549	241,042
*	RBC Bearings Inc.	408,511	221,870
	Hecla Mining Co.	8,234,654	153,412
*	Coeur Mining Inc.	7,473,686	140,281
	Albemarle Corp.	762,015	136,805
*,1	MP Materials Corp.	2,065,488	99,680
*	Uranium Energy Corp.	6,248,264	84,352
	Hexcel Corp.	980,846	79,380
	Solstice Advanced Materials Inc.	1,026,241	78,158
	Balchem Corp.	414,011	70,167
	NewMarket Corp.	103,292	66,205
*	Century Aluminum Co.	769,183	45,143
*	Energy Fuels Inc.	1,534,381	28,002
			1,723,333
Consumer Discretionary (11.6%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,888,032	245,540
	RB Global Inc.	2,402,299	230,260
*	Deckers Outdoor Corp.	1,834,116	183,577
*	Rivian Automotive Inc. Class A	11,990,128	180,451
*	Five Below Inc.	712,830	162,867
	Somnigroup International Inc.	2,197,781	162,460
	Texas Roadhouse Inc. Class A	855,241	141,234
	Domino's Pizza Inc.	391,259	140,380
*	Burlington Stores Inc.	406,932	132,408
*	DraftKings Inc. Class A	6,047,248	130,742
*	Norwegian Cruise Line Holdings Ltd.	5,880,722	109,969
*	Cava Group Inc.	1,277,921	103,384
	Wynn Resorts Ltd.	1,007,513	102,313
*	Wayfair Inc. Class A	1,334,972	100,403
*	Chewy Inc. Class A	3,084,177	83,273
*	Dutch Bros Inc. Class A	1,642,032	83,185
	Ralph Lauren Corp.	237,320	81,636
	TKO Group Holdings Inc. Class A	403,065	81,278
*	Brinker International Inc.	561,534	80,170
*	Planet Fitness Inc. Class A	1,030,293	76,633
*	SiteOne Landscape Supply Inc.	574,705	76,499
*	Madison Square Garden Sports Corp.	227,344	73,068
[1]	Hyatt Hotels Corp. Class A	507,859	73,025
*	Ollie's Bargain Outlet Holdings Inc.	792,973	72,985
*	Floor & Decor Holdings Inc. Class A	1,396,048	70,919
	Churchill Downs Inc.	766,208	68,828
*	Trade Desk Inc. Class A	2,846,772	64,593
	Gentex Corp.	2,776,910	60,675
*	Grand Canyon Education Inc.	351,087	59,695
*	Etsy Inc.	1,178,879	58,920
*	Bright Horizons Family Solutions Inc.	710,526	58,355
*	Boot Barn Holdings Inc.	393,780	57,634
	Wingstop Inc.	355,512	55,094
*	Champion Homes Inc.	715,827	53,236
*	Duolingo Inc. Class A	490,680	48,366
*	Frontdoor Inc.	913,914	48,309
*	Life Time Group Holdings Inc.	1,723,461	46,430
	Warner Music Group Corp. Class A	1,807,635	46,167
*	Stride Inc.	521,523	45,983
*	elf Beauty Inc.	723,306	43,840
*	Shake Shack Inc. Class A	495,450	43,832
	Pool Corp.	213,417	43,181
	Wyndham Hotels & Resorts Inc.	486,943	39,554
*	QuantumScape Corp. Class A	5,934,321	37,861
*	Dorman Products Inc.	354,453	36,991
*	Hilton Grand Vacations Inc.	788,235	30,836

		Shares	Market Value ($000)
*	Madison Square Garden Entertainment Corp. Class A	496,224	29,233
*	Rush Street Interactive Inc.	1,268,635	27,593
*	Laureate Education Inc.	785,083	27,352
*	RH	194,509	27,196
*	Cavco Industries Inc.	50,281	24,351
*	Liberty Media Corp.-Liberty Formula One Class A	311,842	24,349
*	Peloton Interactive Inc. Class A	5,317,951	22,814
*	Six Flags Entertainment Corp.	1,190,820	21,137
	Interparfums Inc.	229,200	20,821
*	Sphere Entertainment Co.	175,354	20,587
*	Sonos Inc.	1,478,847	19,817
	Cinemark Holdings Inc.	667,363	19,033
	Red Rock Resorts Inc. Class A	343,349	18,321
[1]	Choice Hotels International Inc.	163,190	16,890
*	Figs Inc. Class A	1,122,447	16,579
*	Allegiant Travel Co.	202,629	16,421
*,1	Lucid Group Inc. Class A	1,690,307	16,109
*	Revolve Group Inc. Class A	534,611	12,088
*	Global Business Travel Group I	2,038,625	11,376
*	Coursera Inc.	1,855,465	10,799
*	Gentherm Inc.	376,813	10,468
*	ACV Auctions Inc. Class A	2,150,048	9,116
*	TripAdvisor Inc.	732,479	7,808
*,1	Hertz Global Holdings Inc.	1,630,584	7,517
*	BJ's Restaurants Inc.	128,036	4,494
*	Mister Car Wash Inc.	626,651	4,368
*,1	Frontier Group Holdings Inc.	1,022,224	3,608
*,1	AMC Entertainment Holdings Inc. Class A	3,374,550	3,307
*	Sweetgreen Inc. Class A	610,760	3,170
*	Udemy Inc.	602,527	2,784
*,1	Bob's Discount Furniture Inc.	124,747	1,466
[1]	Lucky Strike Entertainment Corp.	145,984	1,215
			4,489,226
Consumer Staples (2.8%)
	Casey's General Stores Inc.	479,012	348,654
	Coca-Cola Consolidated Inc.	730,319	140,031
*	Darling Ingredients Inc.	2,043,145	126,369
*	Sprouts Farmers Market Inc.	1,221,996	94,253
*	Celsius Holdings Inc.	2,489,190	88,317
	Primo Brands Corp. Class A	3,049,700	57,426
	Cal-Maine Foods Inc.	531,495	42,068
*	Freshpet Inc.	632,569	37,296
	WD-40 Co.	174,744	35,637
	Marzetti Co.	247,611	34,252
*	Post Holdings Inc.	263,864	26,086
*	BellRing Brands Inc.	1,517,293	24,413
	J & J Snack Foods Corp.	196,548	15,580
*	Boston Beer Co. Inc. Class A	48,916	11,270
*	National Beverage Corp.	304,152	10,235
	Tootsie Roll Industries Inc.	224,425	9,587
			1,101,474
Energy (5.9%)
	TechnipFMC plc	5,169,335	357,356
	EQT Corp.	4,033,773	256,709
*	Nextpower Inc. Class A	1,822,749	219,732
	Texas Pacific Land Corp.	378,663	179,698
	Expand Energy Corp.	1,553,238	170,515
*	First Solar Inc.	659,278	130,049
	Viper Energy Inc. Class A	2,510,461	117,967
	Permian Resources Corp. Class A	4,983,394	106,246
*	Transocean Ltd.	12,827,544	85,047
	Noble Corp. plc	1,645,806	80,760
*	Antero Resources Corp.	1,893,819	80,374
*	Valaris Ltd.	716,074	70,204
	Core Natural Resources Inc.	626,252	65,587
*	Tidewater Inc.	545,388	45,567
*	Oceaneering International Inc.	1,281,330	45,449
	Cactus Inc. Class A	892,152	42,261
*,1	Plug Power Inc.	18,030,248	40,748

		Shares	Market Value ($000)
	Magnolia Oil & Gas Corp. Class A	1,108,640	35,000
[1]	Kinetik Holdings Inc. Class A	626,214	30,315
	Liberty Energy Inc. Class A	994,280	28,635
	Helmerich & Payne Inc.	579,070	20,864
*	Comstock Resources Inc.	946,650	19,955
*	Innovex International Inc.	581,031	14,171
[1]	Atlas Energy Solutions Inc.	1,043,432	13,690
*	Fluence Energy Inc.	856,658	11,788
*	Helix Energy Solutions Group Inc.	912,117	9,021
	Flowco Holdings Inc. Class A	422,924	8,712
*	Shoals Technologies Group Inc. Class A	1,097,099	7,219
*	Solv Energy Inc. Class A	143,294	4,303
*	EVgo Inc. Class A	1,637,787	2,817
			2,300,759
Financials (5.3%)
*	SoFi Technologies Inc.	16,477,989	261,670
*	Circle Internet Group Inc. Class A	1,538,913	146,828
	FactSet Research Systems Inc.	479,300	104,003
	Houlihan Lokey Inc. Class A	702,606	100,908
	Kinsale Capital Group Inc.	284,218	97,106
*	Clearwater Analytics Holdings Inc. Class A	3,803,111	89,944
	Pinnacle Financial Partners Inc.	976,769	84,139
	Erie Indemnity Co. Class A	328,334	82,514
	MarketAxess Holdings Inc.	459,507	75,809
	Evercore Inc. Class A	243,537	72,698
*	StoneX Group Inc.	865,215	69,780
*,1	Chime Financial Inc. Class A	3,597,401	67,379
*	Lemonade Inc.	889,735	55,769
	Moelis & Co. Class A	950,431	54,175
*	Riot Platforms Inc.	4,314,657	53,329
	Ryan Specialty Holdings Inc. Class A	1,510,774	50,974
	Hamilton Lane Inc. Class A	512,043	50,897
	StepStone Group Inc. Class A	1,037,520	49,510
	Morningstar Inc.	280,763	47,463
*,1	Galaxy Digital Inc. Class A	2,346,805	43,299
	PJT Partners Inc. Class A	296,225	41,389
	Blue Owl Capital Inc. Class A	4,312,004	39,369
*	Oscar Health Inc. Class A	3,211,439	36,835
*,1	MARA Holdings Inc.	4,132,525	33,721
*,1	Upstart Holdings Inc.	1,077,279	27,632
	ServisFirst Bancshares Inc.	333,983	24,324
*,1	Credit Acceptance Corp.	55,687	23,581
	Cohen & Steers Inc.	363,841	22,758
*	Baldwin Insurance Group Inc. Class A	1,004,215	22,032
*	Palomar Holdings Inc.	171,810	20,531
*	Goosehead Insurance Inc. Class A	303,404	12,943
	UWM Holdings Corp. Class A	3,248,875	11,761
*	Trupanion Inc.	423,005	10,833
	TFS Financial Corp.	730,244	10,260
*	Triumph Financial Inc.	147,499	8,800
	Live Oak Bancshares Inc.	219,399	7,256
*	Hagerty Inc. Class A	586,653	6,177
*	Columbia Financial Inc.	331,634	5,807
*	Accelerant Holdings Class A	365,183	4,879
	Ridgepost Capital Inc. Class A	398,241	2,891
			2,031,973
Health Care (16.5%)
*	Natera Inc.	1,712,249	342,433
*	Revolution Medicines Inc.	2,433,231	236,632
*	Insmed Inc.	1,393,017	227,786
*	Incyte Corp.	2,186,458	205,789
*	Neurocrine Biosciences Inc.	1,297,294	170,905
*	Bridgebio Pharma Inc.	2,254,882	167,448
*	Roivant Sciences Ltd.	6,012,866	166,556
*	Penumbra Inc.	481,809	158,212
*,1	Ionis Pharmaceuticals Inc.	2,026,226	152,149
	Ensign Group Inc.	750,864	151,299
*	Guardant Health Inc.	1,611,268	148,833
*,1	Medpace Holdings Inc.	293,562	140,966

		Shares	Market Value ($000)
*	BioMarin Pharmaceutical Inc.	2,487,092	140,496
*	Exelixis Inc.	3,190,743	136,851
*	Globus Medical Inc. Class A	1,456,721	125,511
*	Madrigal Pharmaceuticals Inc.	237,196	124,165
*	Vaxcyte Inc.	1,859,369	108,048
*	Arrowhead Pharmaceuticals Inc.	1,719,098	107,787
	Bio-Techne Corp.	2,020,807	105,607
*	Masimo Corp.	589,806	104,909
*	Cytokinetics Inc.	1,591,392	104,889
*	Halozyme Therapeutics Inc.	1,524,978	98,559
*	Insulet Corp.	454,739	95,422
*	Axsome Therapeutics Inc.	561,874	94,968
*	HealthEquity Inc.	1,103,970	92,259
*	Krystal Biotech Inc.	340,057	87,844
*	Protagonist Therapeutics Inc.	824,872	86,941
*	Arcellx Inc.	755,921	86,795
*	Repligen Corp.	691,623	81,487
*	Glaukos Corp.	713,288	76,793
*	Rhythm Pharmaceuticals Inc.	882,888	76,785
*	Alkermes plc	2,155,847	76,231
*	PTC Therapeutics Inc.	1,070,336	72,922
*	Kymera Therapeutics Inc.	842,184	70,145
	Chemed Corp.	183,102	69,165
*,1	Tempus AI Inc. Class A	1,460,131	66,027
*	TG Therapeutics Inc.	1,951,285	64,822
*	Lantheus Holdings Inc.	835,671	63,386
*	Amicus Therapeutics Inc.	4,062,092	58,738
*	Apellis Pharmaceuticals Inc.	1,407,063	56,606
*,1	Hims & Hers Health Inc.	2,699,665	56,045
*	Option Care Health Inc.	2,023,759	54,480
*	Merit Medical Systems Inc.	769,149	53,017
*	RadNet Inc.	898,567	50,221
*	Indivior Pharmaceuticals Inc.	1,619,153	49,352
*	IRhythm Holdings Inc.	417,143	49,231
*	Crinetics Pharmaceuticals Inc.	1,351,035	49,070
*	Corcept Therapeutics Inc.	1,170,715	47,192
*	Viking Therapeutics Inc.	1,421,836	46,267
*	Sotera Health Co.	3,129,845	44,882
*	TransMedics Group Inc.	422,165	41,967
*	Alignment Healthcare Inc.	2,381,472	41,962
*	Brookdale Senior Living Inc.	2,925,984	40,027
*	BrightSpring Health Services Inc.	930,475	39,648
*	Doximity Inc. Class A	1,639,548	38,201
*	ACADIA Pharmaceuticals Inc.	1,649,322	36,714
*	Waystar Holding Corp.	1,483,537	35,768
*	Twist Bioscience Corp.	751,323	35,703
*,1	ImmunityBio Inc.	4,639,947	35,588
*	Mirum Pharmaceuticals Inc.	369,769	34,159
*	Denali Therapeutics Inc.	1,738,573	33,381
*	Veracyte Inc.	1,025,101	33,018
*	10X Genomics Inc. Class A	1,522,088	32,314
*	Beam Therapeutics Inc.	1,249,357	29,772
*	Privia Health Group Inc.	1,431,174	29,439
*	Sarepta Therapeutics Inc.	1,292,759	28,130
*	Warby Parker Inc. Class A	1,309,804	27,598
*	Immunovant Inc.	1,054,417	26,192
*	Kiniksa Pharmaceuticals International plc Class A	535,190	25,769
*	Agios Pharmaceuticals Inc.	755,781	25,568
*	Ultragenyx Pharmaceutical Inc.	1,190,093	24,932
*	Caris Life Sciences Inc.	1,273,764	22,775
*	CorVel Corp.	362,305	19,800
*,1	Recursion Pharmaceuticals Inc. Class A	6,395,908	19,635
*	Intellia Therapeutics Inc.	1,523,417	19,530
*	Inspire Medical Systems Inc.	368,692	19,017
*	Harmony Biosciences Holdings Inc.	634,040	17,759
*	AtriCure Inc.	610,337	17,413
*	PROCEPT BioRobotics Corp.	690,892	17,279
*,1	Novavax Inc.	2,101,325	17,105
*	Progyny Inc.	1,000,344	16,986
*	Haemonetics Corp.	299,426	16,876

		Shares	Market Value ($000)
*	Tandem Diabetes Care Inc.	879,467	16,859
*	PACS Group Inc.	504,835	16,215
*	BioCryst Pharmaceuticals Inc.	1,618,998	15,413
*	Novocure Ltd.	1,394,487	15,200
*	Vir Biotechnology Inc.	1,623,915	14,550
*	LifeStance Health Group Inc.	2,222,413	14,157
*	ADMA Biologics Inc.	1,469,042	13,236
*	Adaptive Biotechnologies Corp.	947,221	13,147
*	NeoGenomics Inc.	1,679,222	12,460
*	Arcus Biosciences Inc.	568,112	12,271
*	Astrana Health Inc.	487,729	11,959
*	STAAR Surgical Co.	454,850	8,506
*	Teladoc Health Inc.	1,172,674	6,391
*	Xencor Inc.	470,397	5,673
*	Day One Biopharmaceuticals Inc.	247,012	5,296
*	Certara Inc.	760,800	4,337
*	OPKO Health Inc.	1,935,769	2,207
*	Atrium Therapeutics Inc.	46,944	628
			6,391,453
Industrials (24.1%)
	FTAI Aviation Ltd.	1,325,618	324,776
	Curtiss-Wright Corp.	476,527	324,572
	Comfort Systems USA Inc.	227,280	313,417
	Woodward Inc.	770,515	275,783
*	MasTec Inc.	815,683	262,438
*	ATI Inc.	1,769,724	257,424
	nVent Electric plc	2,089,673	247,167
	BWX Technologies Inc.	1,181,788	241,664
*	Rocket Lab Corp.	3,666,693	235,475
*	Bloom Energy Corp. Class A	1,722,116	233,330
	EMCOR Group Inc.	287,789	212,478
	Lennox International Inc.	404,700	187,833
	Nordson Corp.	684,543	182,130
	Graco Inc.	2,135,208	180,745
	Lincoln Electric Holdings Inc.	708,115	176,377
*	QXO Inc.	8,670,514	168,381
*	Kratos Defense & Security Solutions Inc.	2,386,033	168,239
	Watsco Inc.	451,280	164,171
*	Affirm Holdings Inc. Class A	3,400,333	155,803
*	Sterling Infrastructure Inc.	376,163	153,200
*	Generac Holdings Inc.	758,348	148,128
*	Modine Manufacturing Co.	681,903	147,775
	Jack Henry & Associates Inc.	933,057	147,460
*	XPO Inc.	719,643	140,007
	Advanced Drainage Systems Inc.	1,007,252	138,124
*	SPX Technologies Inc.	644,209	128,803
*	TopBuild Corp.	363,612	127,737
*	Dycom Industries Inc.	367,673	124,575
*	Saia Inc.	344,527	121,025
*	Core & Main Inc. Class A	2,439,852	120,529
*	Chart Industries Inc.	581,048	120,132
	Littelfuse Inc.	324,355	110,070
	Cognex Corp.	2,140,539	104,865
*	Planet Labs PBC	3,486,725	97,454
	A O Smith Corp.	1,464,951	96,599
	ESCO Technologies Inc.	334,629	94,155
	Simpson Manufacturing Co. Inc.	535,753	91,946
	Armstrong World Industries Inc.	553,471	91,212
*	AeroVironment Inc.	483,782	88,556
	JBT Marel Corp.	671,732	85,894
	UL Solutions Inc. Class A	998,789	85,606
	Federal Signal Corp.	786,905	85,096
	Hubbell Inc. Class B	171,709	84,265
	Installed Building Products Inc.	296,685	78,666
	Eagle Materials Inc.	406,321	76,978
	AAON Inc.	897,257	74,248
	Applied Industrial Technologies Inc.	241,209	63,998
*	Construction Partners Inc. Class A	558,412	62,051
	Flowserve Corp.	823,138	60,509

		Shares	Market Value ($000)
*	Paylocity Holding Corp.	555,764	60,045
	Toro Co.	630,463	58,910
*	ExlService Holdings Inc.	1,921,389	58,506
*	Karman Holdings Inc.	727,727	58,255
	Badger Meter Inc.	377,537	57,518
	Mueller Water Products Inc. Class A	2,023,371	55,623
*	StandardAero Inc.	2,152,571	55,601
	CSW Industrials Inc.	213,163	55,546
*	IES Holdings Inc.	115,797	55,174
*	ACI Worldwide Inc.	1,315,946	53,967
*	Itron Inc.	581,862	52,152
*	Mercury Systems Inc.	697,653	50,866
*	Trex Co. Inc.	1,363,577	49,662
*	Vicor Corp.	298,467	48,053
	Argan Inc.	85,340	46,480
	Leonardo DRS Inc.	1,028,578	45,792
	Franklin Electric Co. Inc.	484,466	44,653
	Kadant Inc.	151,886	44,404
*	BILL Holdings Inc.	1,148,351	43,982
	Herc Holdings Inc.	432,215	43,027
	Exponent Inc.	645,965	42,149
*	Everus Construction Group Inc.	328,875	38,827
*	Centuri Holdings Inc.	1,300,150	37,977
	Landstar System Inc.	219,891	35,251
*	Archer Aviation Inc. Class A	6,719,759	34,741
*	Remitly Global Inc.	2,173,929	34,066
	Powell Industries Inc.	62,699	33,925
	Granite Construction Inc.	280,581	33,636
*,1	Forgent Power Solutions Inc. Class A	1,097,273	32,117
*	Loar Holdings Inc.	543,363	31,129
*	RXO Inc.	2,123,207	31,041
	VSE Corp.	167,989	30,977
*	Knife River Corp.	366,065	29,889
*,1	Shift4 Payments Inc. Class A	579,402	25,337
*	Legence Corp. Class A	447,991	25,294
	Enerpac Tool Group Corp. Class A	679,543	24,783
*,1	Firefly Aerospace Inc.	821,545	23,389
*	Symbotic Inc. Class A	425,046	22,612
*	Marqeta Inc. Class A	4,826,944	19,694
	WillScot Holdings Corp.	1,106,632	19,211
*	Paymentus Holdings Inc. Class A	729,759	18,536
*	Upwork Inc.	1,595,490	17,487
*	Payoneer Global Inc.	3,559,287	17,191
*	Flywire Corp.	1,461,186	17,008
*	CBIZ Inc.	613,936	16,484
	Lindsay Corp.	134,998	16,074
	Tennant Co.	230,567	15,310
*	Huron Consulting Group Inc.	109,423	13,950
*	Verra Mobility Corp. Class A	929,998	13,290
*,1	Enovix Corp.	2,392,902	12,395
*	Legalzoom.com Inc.	2,126,530	12,057
*,1	PureCycle Technologies Inc.	2,104,512	10,922
*,1	Alliance Laundry Holdings Inc.	521,644	10,819
	Gorman-Rupp Co.	137,353	8,534
*,1	EquipmentShare.com Inc. Class A	417,431	8,503
*,1	Voyager Technologies Inc. Class A	315,643	7,383
*	Beta Technologies Inc. Class A	411,652	6,051
*,1	York Space Systems Inc.	243,881	5,407
*	Pattern Group Inc. Class A	142,435	1,771
			9,335,299
Real Estate (4.2%)
	Sun Communities Inc.	1,591,939	200,521
	Equity LifeStyle Properties Inc.	2,381,189	148,634
	UDR Inc.	4,246,652	143,452
	American Healthcare REIT Inc.	2,406,062	113,470
	CareTrust REIT Inc.	2,885,379	105,749
*	Zillow Group Inc. Class C	2,185,053	90,418
	Host Hotels & Resorts Inc.	4,443,705	85,141
	Essential Properties Realty Trust Inc.	2,711,726	82,328

		Shares	Market Value ($000)
	Healthcare Realty Trust Inc. Class A	4,508,036	76,592
	Ryman Hospitality Properties Inc.	773,796	71,398
	Lamar Advertising Co. Class A	561,695	71,144
	Kite Realty Group Trust	2,673,198	65,627
*	Opendoor Technologies Inc.	10,544,726	49,349
	Rexford Industrial Realty Inc.	1,500,782	49,121
	National Storage Affiliates Trust	894,748	33,768
	St. Joe Co.	519,459	32,622
	Curbline Properties Corp.	1,224,049	31,568
	Phillips Edison & Co. Inc.	813,494	30,441
	Outfront Media Inc.	1,025,068	27,164
*	Zillow Group Inc. Class A	590,841	24,455
	Independence Realty Trust Inc.	1,526,548	22,730
	Pebblebrook Hotel Trust	1,467,213	18,531
	InvenTrust Properties Corp.	501,575	15,278
	Kennedy-Wilson Holdings Inc.	1,338,965	14,488
	Global Net Lease Inc.	1,385,889	12,972
*,1	Janus Living Inc. Class A	292,129	6,885
	Alexander's Inc.	13,027	3,077
			1,626,923
Technology (19.2%)
*	Coherent Corp.	1,211,368	288,560
*	Twilio Inc. Class A	1,957,853	246,337
*	Fabrinet	462,942	241,434
*	Everpure Inc. Class A	4,053,373	239,311
	Entegris Inc.	1,964,185	230,281
*	PTC Inc.	1,535,461	218,788
*	Astera Labs Inc.	1,869,813	204,932
*	Credo Technology Group Holding Ltd.	2,100,910	197,212
*	MACOM Technology Solutions Holdings Inc.	872,392	193,732
*	Okta Inc.	2,189,980	172,373
*	Toast Inc. Class A	6,433,283	170,546
*	Guidewire Software Inc.	1,098,750	164,329
*	Lattice Semiconductor Corp.	1,767,905	163,991
	Advanced Energy Industries Inc.	487,907	157,453
*	Dynatrace Inc.	3,855,304	142,569
*	Nutanix Inc. Class A	3,496,331	132,896
*	Samsara Inc. Class A	4,163,942	131,955
*	Onto Innovation Inc.	642,896	131,839
*	Docusign Inc.	2,590,244	122,804
*	Rambus Inc.	1,392,126	119,765
*,1	IonQ Inc.	3,661,620	105,565
*	Manhattan Associates Inc.	773,027	102,905
*	SiTime Corp.	288,810	99,741
*	Unity Software Inc.	4,475,812	98,199
*	FormFactor Inc.	1,006,779	97,648
*	Tyler Technologies Inc.	277,679	95,072
	Match Group Inc.	3,006,378	92,326
*	Semtech Corp.	1,195,790	91,944
*	Silicon Laboratories Inc.	425,873	88,645
*	Procore Technologies Inc.	1,551,551	88,438
*,1	DigitalOcean Holdings Inc.	991,575	85,057
*	Maplebear Inc.	2,176,884	81,546
*	HubSpot Inc.	323,786	79,036
*,1	Applied Digital Corp.	3,073,071	72,955
	Paycom Software Inc.	596,456	72,493
*	GoDaddy Inc. Class A	861,986	71,260
*,1	Terawulf Inc.	4,601,918	66,406
[1]	Bentley Systems Inc. Class B	1,887,477	66,288
*	Pinterest Inc. Class A	3,591,343	65,865
*,1	D-Wave Quantum Inc.	4,505,432	65,013
*	Cipher Digital Inc.	4,977,786	64,064
*	TTM Technologies Inc.	635,866	61,946
*	JFrog Ltd.	1,315,883	61,754
*,1	UiPath Inc. Class A	5,358,878	59,484
*	Elastic NV	1,158,550	57,916
*,1	Core Scientific Inc.	3,810,730	57,009
	Clear Secure Inc. Class A	1,151,958	55,766
*	SentinelOne Inc. Class A	4,312,501	55,545

		Shares	Market Value ($000)
*	Novanta Inc.	463,187	54,707
	Universal Display Corp.	576,911	52,880
*	Fastly Inc. Class A	1,768,664	51,397
	Pegasystems Inc.	1,203,301	51,213
*	ServiceTitan Inc. Class A	783,583	49,726
*	Allegro MicroSystems Inc.	1,555,502	49,045
	Dolby Laboratories Inc. Class A	787,900	47,321
*	Appfolio Inc. Class A	299,241	47,226
*	Commvault Systems Inc.	569,426	44,353
*	Dropbox Inc. Class A	1,930,372	43,858
*	Box Inc. Class A	1,761,795	41,649
*	Zeta Global Holdings Corp. Class A	2,571,110	40,932
*	Qualys Inc.	462,038	40,590
*,1	Life360 Inc.	960,335	39,201
*	Workiva Inc. Class A	651,905	38,873
*	Diodes Inc.	564,831	38,555
*	Impinj Inc.	370,331	38,033
*	Gitlab Inc. Class A	1,738,284	37,617
*	Q2 Holdings Inc.	764,344	36,154
*	Klaviyo Inc. Class A	1,783,287	34,703
*	Cargurus Inc. Class A	992,877	33,807
*	Varonis Systems Inc.	1,439,249	30,901
*	Hut 8 Corp.	644,155	30,217
*	Onestream Inc. Class A	1,161,857	27,885
*	Ambarella Inc.	528,707	27,215
*	SPS Commerce Inc.	483,371	26,909
*	Veeco Instruments Inc.	782,891	26,509
*	Alarm.com Holdings Inc.	610,082	26,349
*	Tenable Holdings Inc.	1,529,655	25,874
*	Braze Inc. Class A	1,089,723	25,728
*	BlackLine Inc.	693,418	25,657
*	Freshworks Inc. Class A	3,065,723	24,618
*	Xometry Inc. Class A	587,766	24,004
*	LiveRamp Holdings Inc.	771,798	20,468
*	nCino Inc.	1,330,355	19,929
*	AvePoint Inc.	2,092,257	19,897
*	Kyndryl Holdings Inc.	1,453,338	19,068
*	IPG Photonics Corp.	163,110	18,691
*	Intapp Inc.	725,626	18,641
*	Yelp Inc. Class A	753,018	18,630
*	MaxLinear Inc. Class A	1,059,081	18,417
	Power Integrations Inc.	358,045	18,332
*	DoubleVerify Holdings Inc.	1,878,341	17,844
*,1	SoundHound AI Inc. Class A	2,499,463	17,171
*,1	Figure Technology Solutions Inc. Class A	449,099	15,247
*	C3.ai Inc. Class A	1,685,072	14,188
*,1	Alkami Technology Inc.	891,416	13,969
*,1	NIQ Global Intelligence plc	1,146,465	13,035
*	Rogers Corp.	115,666	12,414
*	Appian Corp. Class A	472,184	11,384
*	Vertex Inc. Class A	907,848	10,794
*	SEMrush Holdings Inc. Class A	848,107	10,126
*,1	SailPoint Inc.	732,098	9,693
*,1	Sprinklr Inc. Class A	1,516,229	9,097
*	Schrodinger Inc.	799,458	9,082
*	Amplitude Inc. Class A	1,222,400	8,337
*	Asana Inc. Class A	1,133,378	7,254
*	Five9 Inc.	475,544	7,214
*,1	Rumble Inc.	1,138,162	5,805
*	PagerDuty Inc.	555,711	3,451
*	NerdWallet Inc. Class A	201,352	2,090
*	Yext Inc.	514,048	1,974
*	Via Transportation Inc. Class A	74,902	1,124
			7,438,065
Telecommunications (4.0%)
*	Ciena Corp.	914,001	354,843
*	Lumentum Holdings Inc.	461,353	324,220
*,1	AST SpaceMobile Inc. Class A	3,354,877	278,019
*	Roku Inc.	1,689,513	159,862

			Shares	Market Value ($000)
*,1		EchoStar Corp. Class A	859,643	100,638
		InterDigital Inc.	331,823	100,211
*		Globalstar Inc.	657,097	43,644
*		Lumen Technologies Inc.	5,943,883	41,310
*		Calix Inc.	764,934	37,474
		Iridium Communications Inc.	1,152,449	31,969
		Uniti Group Inc.	3,097,877	29,058
*		Extreme Networks Inc.	826,246	12,460
		Cogent Communications Holdings Inc.	616,170	11,609
*		GCI Liberty Inc. Class C	216,475	8,055
*		GCI Liberty Inc. Class A	26,416	973
				1,534,345
Utilities (1.7%)
*		Talen Energy Corp.	590,532	188,516
*		Clean Harbors Inc.	615,241	176,408
*,1		Oklo Inc. Class A	1,715,970	85,095
		Ormat Technologies Inc.	747,167	83,623
*		Casella Waste Systems Inc. Class A	808,587	64,153
*,1		NuScale Power Corp. Class A	3,492,007	37,853
		California Water Service Group	769,273	34,879
				670,527
Total Common Stocks (Cost $28,532,525)				38,643,377
Rights (0.0%)
*,2		Metsera Inc. CVR	160	1
*,2		OmniAb Inc. 12.5 Earnout	45,320	—
*,2		OmniAb Inc. 15 Earnout	45,320	—
*,2		Blueprint Medicines Corp. CVR	285	—
Total Rights (Cost $1)				1
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $755,633)	3.687%	7,558,309	755,755
Total Investments (101.8%) (Cost $29,288,159)				39,399,133
Other Assets and Liabilities—Net (-1.8%)				(696,720)
Net Assets (100%)				38,702,413
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $678,589.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $662,785 was received for securities on loan, of which $662,722 is held in Vanguard Market Liquidity Fund and $63 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	17	8,131	(126)
E-mini Russell 2000 Index	June 2026	217	27,257	173
E-mini S&P Mid-Cap 400 Index	June 2026	10	3,397	32
				79

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
IonQ Inc.	8/31/2026	BANA	19,176	(3.390)	—	(1,887)
MARA Holdings Inc.	2/1/2027	GSI	4,615	(3.640)	—	(541)
Somnigroup International Inc.	8/31/2026	BANA	28,315	(3.640)	—	(314)
					—	(2,742)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	38,643,377	—	—	38,643,377
Rights	—	—	1	1
Temporary Cash Investments	755,755	—	—	755,755
Total	39,399,132	—	1	39,399,133

Derivative Financial Instruments
Assets
Futures Contracts[1]	205	—	—	205
Liabilities
Futures Contracts[1]	(126)	—	—	(126)
Swap Contracts	—	(2,742)	—	(2,742)
Total	(126)	(2,742)	—	(2,868)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.